CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Trade receivables, allowance for doubtful accounts	$ 293		$ 165
Preferred shares, par value		€ 0.01		€ 0.01
Preferred shares, Authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred shares, Issued	0	0	0	0
Preferred shares, Outstanding	0	0	0	0
Common shares, par value		€ 0.01		€ 0.01
Common shares, Authorized	54,000,000	54,000,000	54,000,000	54,000,000
Common shares, Issued	48,343,278	48,343,278	41,007,801	41,007,801
Common shares, Outstanding	46,014,982	46,014,982	38,679,505	38,679,505
Treasury shares, shares	2,328,296	2,328,296	2,328,296	2,328,296